Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	May 02, 2016	Oct. 31, 2015	Oct. 31, 2014
Delaware Diversified Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class A) – including sales charge
Account Value	$ 11,366.49	$ 10,126.43	$ 10,033.49	$ 12,137.92	$ 11,911.23	$ 11,085.49	$ 9,911.7	$ 10,194.48	$ 9,907.87		$ 9,530.12	$ 9,550
Delaware Diversified Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class C) – including sales charge
Account Value	$ 11,030.55	9,913.83	9,896.76	12,063.08	11,914.07	11,185.82	10,076.42	10,441.84	10,224.38		9,908.4	10,000
Delaware Diversified Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R) – including sales charge
Account Value	$ 11,594.62	10,354.4	10,285.4	12,491.01	12,275.19	11,465.98	10,277.59	10,585.21	10,325.32		9,945.22	10,000
Delaware Diversified Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Institutional Class) – including sales charge
Account Value	$ 12,190.83	10,833.92	10,707.66	12,935.06	12,648.22	11,754.58	10,484.91	10,744.12	10,427.99		9,994.12	10,000
Delaware Diversified Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R6) – including sales charge
Account Value	$ 12,042.84	10,692.86	10,558.73	12,743.71	12,450.83	11,560.88	10,303.37	10,549.67	10,240.89	$ 10,000
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,592.80544	$ 10,486.83623	$ 10,449.63282	$ 12,393.19754	$ 12,452.72039	$ 11,727.12669	$ 10,516.72139	$ 10,737.2033	$ 10,641.1898	$ 10,000	$ 10,195.59187	$ 10,000